CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net income	$ 10,627	$ 11,138	$ 7,709
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,484	1,519	1,523
Provision for (reversal of) credit losses, net	(2)	(67)	76
Allowance for obsolete inventories, net	(657)	(54)	(24)
Loss (gain) on disposal of property, plant and equipment	(29)	(38)	74
Unrealized holding gain on marketable securities	(1,931)	(3,163)	(952)
Gain on sales of marketable securities	(3,574)	(1,470)
Deferred income tax benefit	(571)	(21)	(165)
Scrip dividend received		(73)
Exchange loss arising from marketable securities	113
Changes in operating assets and liabilities:
Accounts receivable	(1,517)	2,139	3,642
Inventories	(1,631)	2,721	5,220
Prepaid expenses and other current assets	237	(384)	(79)
Accounts payable	1,102	530	(1,739)
Accrued payroll and employee benefits	1,054	620	(784)
Customer deposits	585	346	(504)
Other accrued liabilities	2	(222)	(753)
Income taxes payable	(97)	13	(36)
Net cash (used in) provided by operating activities	5,195	13,534	13,208
Cash flows from investing activities
Purchase of property, plant and equipment	(481)	(332)	(381)
Proceeds from sale of property, plant and equipment, net of transaction costs	85	69	232
Purchase of marketable securities	(10,034)	(3,090)	(1,352)
Proceeds from sales of marketable securities	12,727	5,647
Increase of fixed deposits with original maturities over three months	(121)	(5,452)	(10,926)
Decrease of fixed deposits with original maturities over twelve months	2,761	38	1,154
(Increase) decrease in held-to-maturity investment	(11,846)	5,157	(5,157)
Net cash provided by investing activities	(6,909)	2,037	(16,430)
Cash flows from financing activities
Dividends paid	(3,188)	(3,188)	(3,188)
Repurchase of treasury stock	(169)
Net cash used in financing activities	(3,357)	(3,188)	(3,188)
Net (decrease) increase in cash and cash equivalents	(5,071)	12,383	(6,410)
Cash and cash equivalents, beginning of year	28,133	15,750	22,160
Cash and cash equivalents, end of year	23,062	28,133	15,750
Supplementary disclosures of cash flow information:
Interest
Income taxes	$ 339	$ 156	$ 227